UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
June 30, 2016 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 141.81%
Corporate-Backed Revenue Bonds – 2.75%
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	$3,326,230
St. Paul Port Authority
Revenue
(Gerdau St. Paul Steel Mill
Project) Series 7 144A
4.50% 10/1/37 (AMT) #	1,715,000	1,553,773
		4,880,003
Education Revenue Bonds – 20.57%
Baytown Township Lease
Revenue
(St. Croix Preparatory
Academy) 5.75% 8/1/42	300,000	306,336
Brooklyn Park Charter School
Lease
(Prairie Seeds Academy
Project)
Series A 5.00% 3/1/34	990,000	1,077,001
Series A 5.00% 3/1/39	170,000	183,765
Cologne Charter School Lease
Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	303,588
Series A 5.00% 7/1/45	445,000	487,208
Deephaven Charter School
(Eagle Ridge Academy
Project)
Series A 5.25% 7/1/37	740,000	805,853
Series A 5.25% 7/1/40	500,000	545,280
Forest Lake Minnesota
Charter School Revenue
(Lake International
Language Academy)
5.75% 8/1/44	705,000	785,314
Hugo Charter School Lease
Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	267,964
Series A 5.00% 7/1/44	775,000	802,171
Minneapolis Charter School
Lease Revenue
(Hiawatha Academies
Project)
Series A 5.00% 7/1/36	750,000	792,937
Series A 5.00% 7/1/47	900,000	930,888
Minneapolis Student Housing
Revenue
(Riverton Community
Housing Project)
5.25% 8/1/39	205,000	217,743
5.50% 8/1/49	990,000	1,058,191
Minnesota Higher Education
Facilities Authority Revenue
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,057,970
Series D 5.00% 3/1/30	1,120,000	1,237,085
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	332,355
Series 7-M 5.125%
3/1/36	275,000	303,864
(St. Catherine University)
Series 7-Q 5.00%
10/1/32	700,000	814,779
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	292,032
Series 8-I 5.00% 10/1/34	35,000	42,998
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,089,230
(University of St. Thomas)
Series 7-A 5.00%
10/1/39	1,000,000	1,117,620
Series 7-U 5.00% 4/1/22	750,000	904,493
Otsego Charter School
(Kaleidoscope Charter
School)
Series A 5.00% 9/1/34	335,000	360,550
Series A 5.00% 9/1/44	700,000	743,820
Rice County Educational
Facilities Revenue
(Shattuck-St. Mary’s
School) Series A 144A
5.00% 8/1/22 #	1,250,000	1,359,087
St. Cloud Charter School
Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	375,000	385,080
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Academia Cesar Chavez
School Project) Series A
5.25% 7/1/50	880,000	892,602
(Nova Classical Academy)
Series A 6.375% 9/1/31	750,000	865,080

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Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Twin Cities Academy
Project) Series A 5.30%
7/1/45	630,000	$665,154
University of Minnesota
Series A 5.25% 12/1/28	500,000	594,225
Series A 5.25% 4/1/29	1,000,000	1,114,600
Series C 5.00% 12/1/19	1,290,000	1,451,469
Series D 5.00% 12/1/27	1,110,000	1,327,549
Series D 5.00% 12/1/28	1,880,000	2,244,024
Series D 5.00% 12/1/29	2,265,000	2,694,535
Series D 5.00% 12/1/31	1,000,000	1,190,360
Series D 5.00% 12/1/36	3,000,000	3,545,250
State Supported Stadium
Debt Series A 5.00%
8/1/26	1,000,000	1,290,690
		36,480,740
Electric Revenue Bonds – 10.21%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,319,930
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,153,330
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	561,532
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/25	500,000	630,045
5.00% 10/1/26	500,000	624,570
5.00% 10/1/27	320,000	397,712
Northern Municipal Power
Agency
Series A 5.00% 1/1/26	100,000	120,919
Series A 5.00% 1/1/30	340,000	404,189
Rochester Electric Utility
Revenue
Series B 5.00% 12/1/30	1,300,000	1,620,398
Series B 5.00% 12/1/43	1,000,000	1,219,750
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/25	3,000,000	3,683,700
Power Agency Supply
Revenue
Series A 5.00% 1/1/26	1,000,000	1,227,200
Series A 5.00% 1/1/33	1,000,000	1,222,860
Series A 5.00% 1/1/40	750,000	906,615
Series A 5.00% 1/1/46	2,500,000	3,012,400
		18,105,150
Healthcare Revenue Bonds – 31.40%
Anoka Health Care Facilities
Revenue
5.375% 11/1/34	610,000	670,969
(Homestead Anoka Project)
Series A 7.00% 11/1/46	1,200,000	1,297,380
Center City Health Care
Facilities Revenue
(Hazelden Betty Ford
Foundation Project)
5.00% 11/1/27	500,000	616,500
5.00% 11/1/29	300,000	368,136
(Hazelden Foundation
Project)
4.75% 11/1/31	850,000	910,962
5.00% 11/1/41	1,600,000	1,734,432
Cloquet Housing Facilities
Revenue
(HADC Cloquet Project)
Series A 5.00% 8/1/48	500,000	517,045
Deephaven Housing &
Healthcare Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	296,920
Series A 5.00% 4/1/40	270,000	285,987
Duluth Economic
Development Authority
(St. Luke’s Hospital
Authority Obligation
Group)
5.75% 6/15/32	1,400,000	1,602,048
6.00% 6/15/39	1,000,000	1,151,950
Fergus Falls Health Care
Facilities Revenue
(Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,020,070
Hayward
(American Baptist Homes
Midwest) 5.75% 2/1/44	500,000	534,435

2      NQ- OVJ [6/16] 8/16 (17336)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care
Facilities Revenue
(St. John’s Lutheran Home
of Albert Lea)
5.375% 10/1/44	680,000	$722,276
Maple Grove Health Care
Facilities Revenue
(North Memorial Health
Care) 5.00% 9/1/30	865,000	1,051,875
Maple Grove Health Care
System Revenue
(Maple Grove Hospital)
5.25% 5/1/37	1,100,000	1,133,748
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	610,185
Series A 5.00% 11/15/34	500,000	606,905
(Unrefunded - Fairview
Health Services) Series B
6.50% 11/15/38 (AGC)	1,940,000	2,178,853
Minneapolis Senior Housing &
Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	220,000	231,554
5.25% 11/1/45	850,000	898,373
5.375% 11/1/50	200,000	208,216
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
(Children’s Health Care
Facilities) Series A1 5.00%
8/15/34 (AGM)	500,000	569,305
Rochester Health Care &
Housing Revenue
(Samaritan Bethany)
Series A 7.375% 12/1/41	1,220,000	1,374,623
(The Homestead at
Rochester Project) Series A
6.875% 12/1/48	1,220,000	1,440,649
Rochester Health Care
Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,860,000	5,286,416
Series C 4.50%
11/15/38 ●	1,725,000	2,013,593
Sartell Health Care Facilities
Revenue
(Country Manor Campus
Project)
5.25% 9/1/30	1,000,000	1,091,660
Series A 5.30% 9/1/37	600,000	656,460
Shakopee Health Care
Facilities Revenue
(St. Francis Regional
Medical Center)
4.00% 9/1/31	205,000	227,989
5.00% 9/1/34	165,000	196,716
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
Series A 4.00% 5/1/37	860,000	965,075
Series A 5.00% 5/1/46	2,425,000	2,975,596
Series B 5.00% 5/1/24	1,400,000	1,760,780
(Unrefunded - Centracare
Health System Project)
5.125% 5/1/30	95,000	108,381
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A-1 5.25%
11/15/29	1,395,000	1,588,947
(Health Partners Obligation
Group Project)
5.00% 7/1/29	2,000,000	2,476,280
5.00% 7/1/32	1,100,000	1,348,798
St. Paul Housing &
Redevelopment Authority
Hospital Facility
(Healtheast Care System
Project)
Series A 5.00% 11/15/29	395,000	482,417
Series A 5.00% 11/15/30	290,000	352,820
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Carondelet Village
Project) Series A 6.00%
8/1/42	770,000	795,148
(Senior Episcopal Homes
Project)
5.125% 5/1/48	1,200,000	1,291,812

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Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
Series A 4.75% 11/1/31	740,000	$773,241
Washington County Housing
& Redevelopment Authority
Revenue
(Birchwood & Woodbury
Projects) Series A 5.625%
6/1/37	1,500,000	1,547,460
Wayzata Senior Housing
Revenue
(Folkestone Senior Living
Community)
Series A 5.50% 11/1/32	420,000	459,304
Series A 5.75% 11/1/39	945,000	1,028,954
Series A 6.00% 5/1/47	1,475,000	1,613,709
Winona Health Care Facilities
Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	512,895
4.75% 7/1/27	785,000	864,670
5.00% 7/1/23	1,010,000	1,042,391
5.00% 7/1/34	750,000	830,033
Woodbury Housing &
Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,347,325
		55,672,266
Housing Revenue Bonds – 3.21%
Minneapolis Multifamily
Housing Revenue
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	410,000	410,349
Minnesota Housing Finance
Agency
(Non Ace - State
Appropriated Housing)
5.00% 8/1/33	1,390,000	1,675,701
Minnesota State Housing
Finance Agency
(Residential Housing)
Series D 4.75% 7/1/32
(AMT) ●	695,000	695,083
Series L 5.10% 7/1/38
(AMT)	1,060,000	1,070,494
Finance Agency
Homeownership
(Mortgage-Backed
Securities Program) 4.40%
7/1/32 (GNMA) (FNMA)	1,160,000	1,262,811
Northwest Multi-County
Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	560,000	581,734
		5,696,172
Lease Revenue Bonds – 15.05%
Minnesota State General
Fund Revenue
Appropriations
Series A 5.00% 6/1/32	780,000	955,336
Series A 5.00% 6/1/38	5,500,000	6,652,085
Series A 5.00% 6/1/43	1,750,000	2,110,237
Series B 4.00% 3/1/26	3,000,000	3,405,600
Series B 5.00% 3/1/21	1,500,000	1,775,355
Series B 5.00% 3/1/29	3,525,000	4,254,146
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,190,592
5.00% 8/1/36	4,000,000	4,687,520
Virginia Housing &
Redevelopment Authority
Health Care Facility Lease
Revenue
5.25% 10/1/25	680,000	681,802
5.375% 10/1/30	965,000	967,393
		26,680,066
Local General Obligation Bonds – 10.38%
Burnsville-Eagan-Savage
Independent School District
No 191
(Alternative Facilities)
Series A 4.00% 2/1/28	1,185,000	1,393,418
Duluth, Minnesota
(Improvement DECC)
Series A 5.00% 2/1/34	545,000	688,057
Hennepin County
Series A 5.00% 12/1/36	1,000,000	1,288,670
Series A 5.00% 12/1/41	1,060,000	1,355,655

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hopkins Independent School
District No. 270
Series A 5.00% 2/1/28	1,000,000	$1,167,520
Mahtomedi Independent
School District No. 832
(School Building) Series A
5.00% 2/1/28	515,000	652,974
Mountain Iron-Buhl
Independent School District
No. 712
(School Building) Series A
4.00% 2/1/26	1,315,000	1,602,130
Rocori Independent School
District No. 750
(School Building)
Series B 5.00% 2/1/22	1,010,000	1,113,535
Series B 5.00% 2/1/24	1,075,000	1,184,328
Series B 5.00% 2/1/25	1,115,000	1,227,191
Series B 5.00% 2/1/26	1,155,000	1,271,216
St. Paul Independent School
District No. 625
(School Building)
Series B 5.00% 2/1/22	1,300,000	1,574,989
Series B 5.00% 2/1/26	1,000,000	1,229,730
Willmar
(Rice Memorial Hospital
Project) Series A 4.00%
2/1/32	2,440,000	2,659,502
		18,408,915
Pre-Refunded/Escrowed to Maturity Bonds – 21.23%
Dakota-Washington Counties
Housing & Redevelopment
Authority Single Family
Residential Mortgage
Revenue
(City of Bloomington)
Series B 8.375% 9/1/21
(GNMA) (AMT)	7,055,000	9,460,543
Deephaven Charter School
(Eagle Ridge Academy
Project) Series A 5.50%
7/1/43-23	500,000	629,650
Minneapolis Health Care
System Revenue
(Centracare Health System
Project) Series A 5.125%
5/1/30-20	5,080,000	5,901,030
(Fairview Health Services)
System Revenue
Series A 6.375%
11/15/23-18	455,000	515,970
Series A 6.625%
11/15/28-18	1,150,000	1,310,862
Series B 6.50%
11/15/38-18 (AGC)	355,000	403,614
Minneapolis Revenue
(National Marrow Donor
Program Project)
Series NMDP 4.875%
8/1/25-18	1,000,000	1,087,180
Minnesota Higher Education
Facilities Authority Revenue
(University of St. Thomas)
Series 6-X 5.00%
4/1/29-17	2,250,000	2,324,745
Southern Minnesota
Municipal Power Agency
Revenue
Series A 5.75% 1/1/18	1,450,000	1,472,548
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.25% 1/1/30-19	1,030,000	1,145,659
St. Cloud Health Care
Revenue
(Centracare Health System
Project) 5.50% 5/1/39-19
(AGC)	1,500,000	1,699,635
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health
Services)
5.75% 7/1/39-19	3,565,000	4,096,149
Series C 5.50% 7/1/23-18	1,000,000	1,097,510
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Health Partners Obligation
Group Project) 5.25%
5/15/36-16	250,000	254,508
University of Minnesota
Series A 5.50% 7/1/21	4,000,000	4,707,800
Series A 5.75% 7/1/18	500,000	551,240

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Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota
Hospital & Clinics
6.75% 12/1/16	970,000	$995,375
		37,654,018
Special Tax Revenue Bonds – 5.52%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	172,749
Hennepin County Sales Tax
Revenue
(Second Lien-Ballpark
Project) Series B 4.75%
12/15/27	1,905,000	2,009,718
Minneapolis Community
Planning & Economic
Development Department
(Limited Tax Supported
Common Bond Fund)
6.25% 12/1/30	1,000,000	1,200,900
Series 1 5.50% 12/1/24
(AMT)	920,000	937,747
Minneapolis Revenue
(YMCA Greater Twin Cities
Project) 4.00% 6/1/29	165,000	186,829
Minnesota Public Safety Radio
5.00% 6/1/23	2,845,000	3,202,389
St. Paul Port Authority
(Brownfields
Redevelopment Tax)
Series 2 5.00% 3/1/37	895,000	919,290
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,155,024
		9,784,646
State General Obligation Bonds – 15.04%
Minnesota State
Series A 5.00% 8/1/24	4,500,000	5,799,285
Series A 5.00% 8/1/29	700,000	909,216
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,654,340
Series B 5.00% 10/1/29	3,315,000	3,977,271
(State Various Purpose)
Series D 5.00% 8/1/24	2,700,000	3,140,154
(Various Purposes) Series F
5.00% 10/1/22	5,000,000	6,182,750
		26,663,016
Transportation Revenue Bonds – 4.41%
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
5.00% 1/1/21	2,600,000	3,058,042
5.00% 1/1/22	670,000	783,518
Subordinate
Series B 5.00% 1/1/26	540,000	643,086
Series B 5.00% 1/1/26
(AMT)	500,000	613,395
Series B 5.00% 1/1/27	1,190,000	1,414,743
Series B 5.00% 1/1/30	500,000	590,330
Series B 5.00% 1/1/31	250,000	294,300
St. Paul Port Authority
Revenue
(Amherst H. Wilder
Foundation) Series 3
5.00% 12/1/36	380,000	415,674
		7,813,088
Water & Sewer Revenue Bonds – 2.04%
Guam Government
Waterworks Authority
5.00% 1/1/46	725,000	868,209
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,322,784
St. Paul Sewer Revenue
Series D 5.00% 12/1/21	1,325,000	1,432,193
		3,623,186
Total Municipal Bonds
(cost $231,640,932)		251,461,266

Short-Term Investment – 0.85%
Variable Rate Demand Note – 0.85%¤
Minneapolis-St. Paul,
Minnesota Housing &
Redevelopment Authority
Health Care Revenue
Series A-II (Children’s
Hospital Clinics)
0.35% 8/15/37 (AGM)●	1,500,000	1,500,000
Total Short-Term Investment
(cost $1,500,000)		1,500,000

6      NQ– OVJ [6/16] 8/16 (17336)

(Unaudited)

Total Value of
Securities – 142.66%
(cost $233,140,932)	$252,961,266
Liquidation Value of
Preferred
Stock – (42.30%)	(75,000,000)
Liabilities Net of
Receivables and Other
Assets – (0.36%)	(640,185)
Net Assets Applicable to
11,504,975 Shares
Outstanding – 100.00%	$177,321,081
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $2,912,860, which represents 1.64% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of June 30, 2016.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral

NQ- OVJ [6/16] 8/16 (17336)      7

Notes

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Directors/Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$233,140,932
Aggregate unrealized appreciation of investments	$19,981,561
Aggregate unrealized depreciation of investments	(161,227)
Net unrealized appreciation of investments	$19,820,334

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 2
Municipal Bonds	$251,461,266
Short-Term Investments	1,500,000
Total Value of Securities	$252,961,266

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: